Net Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contracts with Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents the Company’s revenue disaggregated based on revenue source, timing of revenue recognition and end markets that we serve, for the three and six month periods ended June 30, 2025 and 2024. The Company believes these categories best depict the nature and timing of revenue:

	Three Months Ended June 30		Six Months Ended June 30
	2025	2024	2025	2024
Type of goods and services:
Wafer revenue	$1,522	$1,481	$2,919	$2,856
Non wafer revenue	166	151	354	325
Total	$1,688	$1,632	$3,273	$3,181

Timing of revenue recognition:
Revenue recognized over time	$113	$126	$251	$257
Revenue recognized at a point in time	1,575	1,506	3,022	2,924
Total	$1,688	$1,632	$3,273	$3,181

End Markets:
Smart Mobile Devices	$683	$762	$1,269	$1,442
Communications Infrastructure & Datacenter	171	154	345	274
Home and Industrial IoT	300	295	628	604
Automotive	368	270	677	536
Non wafer revenue and other	166	151	354	325
Total	$1,688	$1,632	$3,273	$3,181